Stockholders' equity - General and dividends (Details) $ / shares in Units, $ in Millions	1 Months Ended					12 Months Ended
	May 31, 2019 USD ($) $ / shares	Apr. 30, 2018 USD ($)	Mar. 31, 2018 SFr / shares	Apr. 30, 2017 USD ($)	Apr. 30, 2017 SFr / shares	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2019 SFr / shares shares	Dec. 31, 2018 SFr / shares shares
Equity
Company's authorized shares | shares									2,672,000,000	2,672,000,000
Company's registered and issued shares | shares									2,168,148,264	2,168,148,264
Distribution declared to ABB Ltd's shareholders (in Swiss francs per share) | (per share)	$ 0.80		SFr 0.78		SFr 0.76
Common stock, par value (in Swiss francs per share) | SFr / shares									SFr 0.12	SFr 0.12
Distribution to ABB Ltd's shareholders | $	$ 1,675	$ 1,736		$ 1,622		$ 1,675	$ 1,736	$ 1,622
Retained earnings
Equity
Distribution to ABB Ltd's shareholders | $						$ 1,675	$ 1,736	$ 1,622